Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation Between Beginning and Ending Balances of Items Measured at Fair Value on Recurring Basis that Used Significant Unobservable Inputs

The following table provides a reconciliation between the beginning and ending balances of items measured at fair value on a recurring basis that used significant unobservable inputs (Level 3) (dollars in thousands):

	Lender Warrant	Contingent Consideration PBS	Contingent Consideration FBM	Contingent Consideration CS	Contingent Consideration TC	Contingent Consideration BCI
Balances at December 31, 2010	$1,470	$6,361	$9,573	$—	$—	$—
Gains or losses included in earnings:
Gain on revaluation of warrant	(351)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,437	1,255	—	—	—
Payment of contingent consideration for PBS	—	(2,000)	—	—	—	—
Payment of contingent consideration for FBM	—	—	(7,650)	—	—	—

Balances at December 31, 2011	$1,119	$5,798	$3,178	$—	$—	$—

Initial fair value of contingent consideration	—	—	—	11,054	5,314	11,772
Gains or losses included in earnings:
Gain on revaluation of warrant	(381)	—	—	—	—	—
Loss on revaluation of contingent consideration	—	1,062	542	645	86	—
Payment of contingent consideration	—	(6,860)	(546)	(5,211)	(5,400)	—
Reclassification of warrant to additional paid-in capital	(738)	—	—	—	—	—
Reduction in FBM contingent consideration due to post-purchase price adjustment	—	—	(2,316)	—	—	—
Reduction in FBM contingent consideration due to re-negotiated lease	—	—	(528)	—	—	—

Balances at December 31, 2012	$—	$—	$330	$6,488	$—	$11,772

Significant Unobservable Inputs Used in Fair Value Measurement of Contingent Consideration and Lender Warrant

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration and Lender Warrant designated as Level 3 are as follows:

	Fair Value at December 31, 2012	Valuation Technique	Significant Unobservable Input
	(in thousands, unaudited)
Contingent consideration—FBM	$330	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—CS	$6,488	Discounted cash flow	Annualized revenue and probability of achievement
Contingent consideration—BCI	$11,772	Discounted cash flow	Annualized revenue and probability of achievement